Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of cash and cash equivalents
Deposits at call	$ 412	$ 421	$ 542
Cash at bank	128,916	50,005	$ 37,221
Trade and other receivables
Other recoverable taxes (Goods and services tax and value-added tax)	173	86
Credit Risk | Minimum A Rated
Reconciliation of cash and cash equivalents
Deposits at call	412	421
Cash at bank	128,916	50,005
Trade and other receivables
Receivable from minimum A rated bank deposits (interest)	250	252
Credit Risk | Non-Rated
Trade and other receivables
Receivable from other parties (non-rated)	801	1,740
Credit Risk | Australian Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)		1,511
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	171	84
Credit Risk | United States Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)		71
Other non-current assets
Receivable from the United States Government (U.S. tax credits)	1,473	1,467
Credit Risk | Swiss Government
Trade and other receivables
Receivable from the Swiss Government (Value-Added Tax)	$ 2	$ 2